Revenue Recognition	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Note 2 Revenue Recognition
Change in Accounting Policy
In May 2014, the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers and subsequently amended the standard with several Accounting Standards Updates, collectively referred to as ASC 606. TDS adopted and applied the provisions of ASC 606 as of January 1, 2018, using a modified retrospective method. Under this method, the new accounting standard is applied only to the most recent period presented, recognizing the cumulative effect of the accounting change as an adjustment to the beginning balance of retained earnings. Accordingly, prior periods have not been recast to reflect the new accounting standard. The cumulative effect of applying the provisions of ASC 606 was an increase of $164 million to retained earnings as of January 1, 2018.
As a practical expedient, TDS groups similar contracts or similar performance obligations together into portfolios of contracts or performance obligations if doing so does not result in a significant difference from accounting for the individual contracts discretely. TDS applies this grouping method for the following types of transactions: device activation fees, contract acquisition costs, contract fulfillment costs, and certain customer promotions. Contract portfolios are recognized over the respective expected customer lives or terms of the contracts.
Nature of goods and services
The following is a description of principal activities from which TDS generates its revenues.

Services and products	Nature, timing of satisfaction of performance obligations, and significant payment terms

Wireless services
Wireless service includes voice, messaging and data services. Revenue is recognized in Service revenues as wireless service is provided to the customer. Wireless services generally are billed and paid in advance on a monthly basis.

Wireless devices and accessories
U.S. Cellular offers a comprehensive range of wireless devices such as handsets, tablets, mobile hotspots, home phones and routers for use by its customers, as well as accessories. U.S. Cellular also sells wireless devices to agents and other third-party distributors for resale. U.S. Cellular frequently discounts wireless devices sold to new and current customers. U.S. Cellular also offers customers the option to purchase certain devices and accessories under installment contracts over a specified time period. For certain equipment installment plans, after a specified period of time, the customer may have the right to upgrade to a new device. Such upgrades require the customer to enter into an equipment installment contract for the new device, and transfer the existing device to U.S. Cellular. U.S. Cellular recognizes revenue in Equipment and product sales revenues when control of the device or accessory is transferred to the customer, agent or third-party distributor, which is generally upon delivery.

Wireless roaming
U.S. Cellular receives roaming revenues when other wireless carriers’ customers use U.S. Cellular’s wireless systems. U.S. Cellular recognizes revenue in Service revenues when the roaming service is provided.

Wireless Eligible Telecommunications Carrier (ETC) Revenues
Telecommunications companies may be designated by states, or in some cases by the FCC, as an ETC to receive support payments from the Universal Service Fund if they provide specified services in “high cost” areas. ETC revenues recognized in the reporting period represent the amounts which U.S. Cellular is entitled to receive for such period, as determined and approved in connection with U.S. Cellular’s designation as an ETC in various states.

Wireless tower rents
U.S. Cellular receives tower rental revenues when another carrier leases tower space on a U.S. Cellular owned tower. U.S. Cellular recognizes revenue in Service revenues in the period during which the services are provided.

Wireline services
Wireline services include broadband, video and voice services. Revenue is recognized in Service revenues as service is provided to the customer. Wireline services are generally billed and paid in advance on a monthly basis.

Wireline wholesale revenues
Wholesale revenues include network access services primarily to interexchange and wireless carriers for carrying data and voice traffic on TDS Telecom’s network, special access services and state and federal support payments, including A-CAM. Wholesale revenues are recorded as the related service is provided.

Cable services
Cable services include broadband, video and voice services. Revenue is recognized in Service revenues as service is provided to the customer. Cable services are generally billed and paid in advance on a monthly basis.

IT hardware sales	TDS recognizes equipment revenue when it no longer has any requirements to perform, when title has passed and when the products are accepted by the customer.

Hosted and managed services
HMS Service revenues consist of cloud and hosting solutions, managed services, Enterprise Resource Planning (ERP) application management, colocation services, and IT hardware related maintenance and professional services. Revenues related to these services are recognized as services are provided.

Significant Judgments
Revenues from sales of equipment and products are recognized when control has transferred to the customer, agent or third-party distributor. Service revenues are recognized as the related service is provided. Services are deemed to be highly interrelated when the method and timing of transfer and performance risk are the same. Highly interrelated services that are determined to not be distinct have been grouped into a single performance obligation. Each month of services promised is a performance obligation. The series of monthly service performance obligations promised over the course of the contract are combined into a single performance obligation for purposes of the allocation.
TDS has made judgments regarding transaction price, including but not limited to issues relating to variable consideration, time value of money and returns. When determined to be significant in the context of the contract, these items are considered in the valuation of transaction price at contract inception or modification, as appropriate.
Multiple Performance Obligations
U.S. Cellular and TDS Telecom sell bundled service and equipment offerings. In these instances, TDS recognizes its revenue based on the relative standalone selling prices for each distinct service or equipment performance obligation, or bundles thereof. TDS estimates the standalone selling price of the device or accessory to be its retail price excluding discounts. TDS estimates the standalone selling price of wireless service to be the price offered to customers on month-to-month contracts.
Equipment Installment Plans
U.S. Cellular equipment revenue under equipment installment plan contracts is recognized at the time the device is delivered to the customer for the amount allocated to the equipment.
Incentives
Discounts, incentives, and rebates to agents and end customers that are deemed cash are recognized as a reduction of Operating revenues concurrently with the associated revenue.
From time to time, U.S. Cellular may offer certain promotions to incentivize customers to switch to, or to purchase additional services from, U.S. Cellular. Under these types of promotions, an eligible customer may receive an incentive in the form of a discount off additional services purchased shown as a credit to the customer’s monthly bill. U.S. Cellular accounts for the future discounts as material rights at the time of the initial transaction by allocating and deferring revenue based on the relative proportion of the future discounts in comparison to the aggregate initial purchase. The deferred revenue will be recognized as service revenue in future periods.
Amounts Collected from Customers and Remitted to Governmental Authorities
TDS records amounts collected from customers and remitted to governmental authorities on a net basis within a liability account if the amount is assessed upon the customer and TDS merely acts as an agent in collecting the amount on behalf of the imposing governmental authority. If the amount is assessed upon TDS, then amounts collected from customers are recorded in Service revenues and amounts remitted to governmental authorities are recorded in Selling, general and administrative expenses in the Consolidated Statement of Operations. The amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities totaled $78 million, $90 million and $80 million for 2019, 2018 and 2017, respectively.
Disaggregation of Revenue
In the following table, TDS' revenues are disaggregated by type of service, which represents the relevant categorization of revenues for TDS' reportable segments, and timing of recognition. Service revenues are recognized over time and Equipment sales are point in time.

		TDS Telecom
Year Ended December 31, 2019	U.S. Cellular	Wireline	Cable	TDS Telecom Total[1]	Corporate, Eliminations and Other	Total
(Dollars in millions)
Revenues from contracts with customers:
Type of service:
Retail service	$2,650	$—	$—	$—	$—	$2,650
Inbound roaming	174	—	—	—	—	174
Residential	—	328	205	533	—	533
Commercial	—	168	41	209	—	209
Wholesale	—	185	—	185	—	185
Other service	137	—	—	(1)	72	208
Service revenues from contracts with customers	2,961	681	246	926	72	3,959
Equipment and product sales	987	1	—	1	129	1,117
Total revenues from contracts with customers[2]	$3,948	$682	$246	$927	$201	$5,076

		TDS Telecom
Year Ended December 31, 2018	U.S. Cellular	Wireline	Cable	TDS Telecom Total[1]	Corporate, Eliminations and Other	Total
(Dollars in millions)
Revenues from contracts with customers:
Type of service:
Retail service	$2,623	$—	$—	$—	$—	$2,623
Inbound roaming	154	—	—	—	—	154
Residential	—	321	188	509	—	509
Commercial	—	184	42	226	—	226
Wholesale	—	191	—	191	—	191
Other service	135	—	—	(1)	72	206
Service revenues from contracts with customers	2,912	696	230	925	72	3,909
Equipment and product sales	989	2	—	2	119	1,110
Total revenues from contracts with customers[2]	$3,901	$698	$230	$927	$191	$5,019
Numbers may not foot due to rounding.

[1]	TDS Telecom Total includes eliminations between the Wireline and Cable segments.

[2]
Revenue line items in this table will not agree to amounts presented in the Consolidated Statement of Operations as the amounts in this table only include revenue resulting from contracts with customers.

Contract Balances
For contracts that involve multiple element service and equipment offerings, the transaction price is allocated to each performance obligation based on its relative standalone selling price. When payment is collected in advance of delivery of goods or services, a contract liability is recorded. A contract asset is recorded when revenue is recognized in advance of TDS’ right to receive consideration. Once there is an unconditional right to receive the consideration, TDS bills the customer under the terms of the respective contract and the amounts are recorded as receivables.
TDS recognizes Equipment and product sales revenue when the equipment is delivered to the customer and a corresponding contract asset or liability is recorded for the difference between the amount of revenue recognized and the amount billed to the customer in cases where discounts are offered. The contract asset or liability is reduced over the contract term as service is provided and billed to the customer.
The following table provides balances for contract assets from contracts with customers, which are recorded in Other current assets and Other assets and deferred charges in the Consolidated Balance Sheet, and contract liabilities from contracts with customers, which are recorded in Customer deposits and deferred revenues and Other deferred liabilities and credits in the Consolidated Balance Sheet.

	December 31, 2019	December 31, 2018
(Dollars in millions)
Contract assets	$10	$11
Contract liabilities[1]	$197	$187

[1]
The contract liability balance at December 31, 2018 differs from the amount reported in Note 2 — Revenue Recognition of the 2018 Form 10-K, as the previously reported amount included certain lease-related balances that did not result from contracts with customers.

Revenue recognized related to contract liabilities existing at January 1, 2019 was $164 million for the year ended December 31, 2019.

Transaction price allocated to the remaining performance obligations
The following table includes estimated service revenues expected to be recognized related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. These estimates represent service revenues to be recognized when services are delivered to customers pursuant to service plan contracts and under certain roaming agreements with other carriers. These estimates are based on contracts in place as of December 31, 2019, and may vary from actual results. As practical expedients, revenue related to contracts of less than one year, generally month-to-month contracts, and contracts with a fixed per-unit price and variable quantity, are excluded from these estimates.

Service Revenues
(Dollars in millions)
2020	$367
2021	167
Thereafter	202
Total	$736

Contract Cost Assets
TDS expects that commission fees paid as a result of obtaining contracts are recoverable and therefore TDS capitalizes these costs. As a practical expedient, costs with an amortization period of one year or less are not capitalized. TDS also incurs fulfillment costs, such as installation costs, where there is an expectation that a future benefit will be realized. Capitalized commission fees and fulfillment costs are amortized based on the timing of transfer of the goods or services to which the assets relate, typically the contract term. Contract cost asset balances, which are recorded in Other assets and deferred charges in the Consolidated Balance Sheet, were as follows:

	December 31, 2019	December 31, 2018
(Dollars in millions)
Costs to obtain contracts
Sales commissions	$146	$154
Fulfillment costs
Installation costs	11	10
Total contract cost assets	$157	$164

Amortization of contract cost assets was $126 million and $124 million for the year ended December 31, 2019 and December 31, 2018, respectively, and was included in Selling, general and administrative expenses and Cost of service expenses.